UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                     July 26, 2007 to August 27, 2007

        Commission File Number of issuing entity:  333-130694-20

            Morgan Stanley Home Equity Loan Trust 2007-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130694

                     Morgan Stanley ABS Capital I Inc.
         (Exact name of depositor as specified in its Charter)

              Morgan Stanley Mortgage Capital Holdings LLC, successor-in-interest by merger to Morgan Stanley Mortgage Capital Inc.
          (Exact name of sponsor as specified in its Charter)

                               New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                   Pooling Tier Remic 1 20-8525670
                   Pooling Tier Remic 2 20-8525711
                     Lower Tier Remic 20-8525761
                     Upper Tier Remic 20-8525810
                       Class X REMIC 20-8525911
                       Grantor Trust 20-7286502
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                                92705
                              (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 761-4000

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1            [ ]             [ ]             [X]        Not Applicable
Class A-2            [ ]             [ ]             [X]        Not Applicable
Class A-3            [ ]             [ ]             [X]        Not Applicable
Class A-4            [ ]             [ ]             [X]        Not Applicable
Class M-1            [ ]             [ ]             [X]        Not Applicable
Class M-2            [ ]             [ ]             [X]        Not Applicable
Class M-3            [ ]             [ ]             [X]        Not Applicable
Class M-4            [ ]             [ ]             [X]        Not Applicable
Class M-5            [ ]             [ ]             [X]        Not Applicable
Class M-6            [ ]             [ ]             [X]        Not Applicable
Class B-1            [ ]             [ ]             [X]        Not Applicable
Class B-2            [ ]             [ ]             [X]        Not Applicable
Class B-3            [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.


PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         Monthly Distribution Date Statement for the period covered herein.



                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Morgan Stanley ABS Capital I Inc.
                                           (Depositor)


                                           /s/ Steven Shapiro
                                           Name: Steven Shapiro
                                           Title: Vice President

     Date:  September 10, 2007